Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Realized gain (loss):
Interest rate swap contracts	$(2,087)	$(191)	$(5,996)	$12
Foreign exchange forward contracts	—	(109)	—	(109)
Total realized gain (loss):	(2,087)	(300)	(5,996)	(97)
Unrealized gain (loss):
Interest rate swap contracts	(178)	(3,457)	11,742	(26,438)
Foreign exchange forward contracts	—	665	—	(247)
Total unrealized gain (loss):	(178)	(2,792)	11,742	(26,685)
Total realized and unrealized gain (loss) on derivative instruments:	$(2,265)	$(3,092)	$5,746	$(26,782)